Government assistance (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Government Assistance [Abstract]
Research tax credits	$ 1,825,698	$ 1,718,248
Deferred research tax credits	$ 749,860	$ 1,075,838